QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Apr. 10, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
QUARTERLY FINANCIAL DATA (UNAUDITED)
Operating Revenues	$ 127,611	$ 107,807	$ 77,973	$ 35,376	$ 180,330	$ 163,864	$ 171,478	$ 169,373	$ 196,669	$ 197,452	$ 384,931	$ 401,486	$ 701,384
Operating Income / (Loss)	24,933	(4,428)	8,817	(2,234)	15,230	11,604	10,475	9,541	46,502	26,116	7,232	17,385	78,122
Net Income / (Loss)	$ 12,416	$ (8,042)	$ 2,927	$ (6,040)	$ 7,251	$ 5,018	$ 3,973	$ 3,713	$ 33,368	$ 25,910	$ (367)	$ (3,904)	$ 46,072
Net Income / (Loss) per share to common stockholders:
Basic (in dollars per share)	$ 0.26	$ (0.17)	$ 0.06	$ (0.13)	$ 0.16	$ 0.11	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.99
Diluted (in dollars per share)	$ 0.24	$ (0.17)	$ 0.06	$ (0.13)	$ 0.15	$ 0.10	$ 0.08	$ 0.08	$ 0.71	$ 0.26	$ (0.01)	$ (0.08)	$ 0.96